Property and Equipment, Net (Details) - Schedule of composition of assets grouped by major classification - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost	$ 5,125	$ 4,936
Accumulated depreciation:
Accumulated depreciation	4,115	3,676
Property, Plant and Equipment, Net	1,010	1,260
Computers and electronic equipment [Member]
Cost:
Cost	4,399	4,235
Accumulated depreciation:
Accumulated depreciation	3,786	3,399
Office furniture and equipment [Member]
Cost:
Cost	412	404
Accumulated depreciation:
Accumulated depreciation	200	179
Leasehold improvements [Member]
Cost:
Cost	314	297
Accumulated depreciation:
Accumulated depreciation	$ 129	$ 98